Convertible Redeemable Preferred Shares	6 Months Ended
Jun. 30, 2026
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

NOTE 6 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

We had various series of convertible redeemable preferred shares (collectively, “Preferred Shares”) authorized and outstanding prior to April 10, 2025, the closing date of the business combination transaction with SKGR, as further discussed in Note 4 – Recapitalization Transaction. After the closing of the business combination transaction, we no longer have authorized and outstanding convertible redeemable preferred shares due to (i) the Company repurchasing a portion of Series D preferred shares from certain preferred shareholders prior to closing (the “Preferred Share Repurchase”), (ii) all remaining outstanding Preferred Shares after the Preferred Share Repurchase were automatically converted into Class A ordinary shares in connection with the business combination agreement, and (iii) contemporaneously with the closing we amended and restated our articles of association to remove preferred shares as an authorized share capital of the Company.

Preferred Shares Redemption Value Accretion

We recognized $21,702,737 in preferred share redemption value accretion for the three months ended March 31, 2025 and no such accretion since then as we had no Preferred Shares outstanding subsequent to April 10, 2025.

Preferred Share Repurchase

On April 10, 2025, immediately prior to the Company’s Preferred Shares converting in accordance with the business combination agreement, the Company repurchased 3,017,119 Series D Preferred Shares, with a carrying amount of $138,093,537, from certain preferred shareholders in exchange for unsecured promissory notes with an aggregate principal balance of $100,000,000. The difference between the carrying value of the repurchased shares and the aggregate principal balance issued as consideration was $38,093,537, which was recorded as a decrease to the net loss attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the three and six months ended June 30, 2025. As of June 30, 2026, we had $50,000,000 of unsecured promissory note principal outstanding which matures on April 10, 2027.

Conversion of Preferred Shares

On April 10, 2025, after the Preferred Share Repurchase, all remaining Preferred Shares converted into 269,381,830 Class A ordinary shares. The carrying value of the Preferred Shares at the date of conversion was $2,745,357,933 and was reclassified from mezzanine equity to additional paid-in-capital.